Preferred Stock (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended					12 Months Ended		0 Months Ended		0 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	Dec. 31, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-2 [Member]	Dec. 31, 2011 Series A-2 [Member]	Dec. 31, 2012 Series A [Member]	Dec. 31, 2011 Series A [Member]	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	May 27, 2011 Series A1 Designated Convertible Preferred Stock [Member]	Mar. 31, 2013 Series A1 Designated Convertible Preferred Stock [Member]	Mar. 31, 2013 Series A2 Designated Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000		4,500,000	4,500,000	4,500,000	4,500,000						4,500,000	4,500,000
Convertible Preferred Stock, Shares Issued upon Conversion										10	10				10
Ownership Cap										9.985%	9.985%				9.985%
Preferred Stock, Dividend Rate, Percentage										5.00%	5.00%				5.00%
Shares, Issued												2,937,499.97		2,937,499.97
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001								$ 5.20			$ 5.20
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)					$ 10,724,991							$ 10,724,991		$ 10,724,991
Payments of Stock Issuance Costs (in Dollars)												886,422		886,422
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)												9,250,009
Dividends Payable (in Dollars)													1,259,742		1,466,426
Dividends, Preferred Stock, Stock (in Dollars)	$ 206,684	$ 196,665	$ 801,534	$ 458,208